POST-EMPLOYMENT BENEFITS - Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Actuarial (gain)/loss on defined benefit obligation arising during the period	€ 160	€ 282	€ (120)
Return on plan assets (greater)/less than discount rate	(89)	(203)	118
Pretax activity, net	€ 71	€ 79	€ (2)